Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption

Accordingly, as of December 31, 2025 and September 30, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of permanent shareholders’ equity on the Company’s balance sheet in the following table:

	Shares	Amount
Gross proceeds from IPO	5,750,000	$57,500,000
Less:
Proceeds allocated to Public Rights	—	(1,265,000)
Allocation of offering costs related to redeemable shares	—	(1,554,984)
Plus:
Accretion of carrying value to redemption value	—	639,472
Subsequent measurement of ordinary shares to redemption value	—	609,787
Class A ordinary shares subject to possible redemption – September 30, 2024	5,750,000	55,929,275
Plus:
Accretion of carrying value to redemption value	—	2,180,512
Remeasurement of carrying value to redemption value	—	2,230,500
Less:
Public shareholder redemptions	(2,819,767)	(29,451,965)
Extension fees	—	450,000
Class A ordinary shares subject to possible redemption – September 30, 2025	2,930,233	$31,338,322
Plus:
Accretion of carrying value to redemption value	—	299,353
Cash deposited in trust account for term extension	—	450,000
Class A ordinary shares subject to possible redemption – December 31, 2025	2,930,233	$32,087,675

Accordingly, as of September 30, 2025 and 2024, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of permanent shareholders’ equity on the Company’s balance sheet in the following table:

	Shares	Amount
Gross proceeds from IPO	5,700,000	$57,500,000
Less:
Proceeds allocated to Public Rights	—	(1,265,000)
Allocation of offering costs related to redeemable shares	—	(1,554,984)
Plus:
Accretion of carrying value to redemption value	—	639,472
Subsequent measurement of ordinary shares to redemption value	—	609,787
Class A ordinary shares subject to possible redemption – September 30, 2024	5,700,000	55,929,275
Plus:
Accretion of carrying value to redemption value	—	2,180,512
Remeasurement of carrying value to redemption value	—	2,230,500
Less:
Public shareholder redemptions	(2,819,767)	(29,451,965)
Extension fees	—	450,000
Class A ordinary shares subject to possible redemption – September 30, 2025	2,930,233	$31,338,322

Schedule of Net Income (Loss) Per Share

The net income (loss) per share presented in the unaudited condensed statements of operations is based on the following:

	For the Three Months Ended December 31, 2025	For the Three Months Ended December 31, 2024
Net (loss) income	$(118,289)	$542,018
Accretion of Class A ordinary shares to redemption value	(749,353)	(1,393,904)
Net loss including accretion of Class A ordinary shares to redemption value	$(867,642)	$(851,886)

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net income	$1,370,753	$255,721
Accretion of Class A ordinary shares to redemption value	(4,411,012)	(1,249,259)
Net loss including accretion of Class A ordinary shares to redemption value	$(3,040,259)	$(993,538)

Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share
	For the Three Months Ended December 31, 2025		For the Three Months Ended December 31, 2024
	Redeemable Class A Ordinary Shares	Non-redeemable Class A and Class B Ordinary Shares	Redeemable Class A Ordinary Shares	Non-redeemable Class A and Class B Ordinary Shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(526,841)	(340,801)	$(640,682)	$(211,204)
Accretion of Class A ordinary shares subject to possible redemption to redemption value	749,353	—	1,393,904	—
Allocation of net income (loss)	222,512	(340,801)	753,222	(211,204)

Denominator:
Basic and diluted weighted average shares outstanding	2,930,233	1,895,500	5,750,000	1,895,500
Basic and diluted net income (loss) per ordinary share	$0.08	(0.18)	$0.13	$(0.11)

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Redeemable Class A Ordinary Shares	Non-redeemable Class A and Class B Ordinary Shares	Redeemable Class A Ordinary Shares	Non-redeemable Class A and Class B Ordinary Shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$(2,209,256)	$(831,003)	$(469,643)	$(523,895)
Accretion of Class A ordinary shares subject to possible redemption to redemption value	4,411,012	—	1,249,259	—
Allocation of net income (loss)	2,201,756	(831,003)	779,616	(523,895)

Denominator:
Basic and diluted weighted average shares outstanding	5,039,264	1,895,500	1,387,978	1,548,308
Basic and diluted net income (loss) per ordinary share	$0.44	$(0.44)	$0.56	$(0.34)